FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, allowance for expected credit losses	£ 3,380
Ending balance, allowance for expected credit losses	6,132	£ 3,380
The Group
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Exchange and other adjustments	0	2	£ (93)
Impact of transfers between stages	1,456	604	453
Other changes in credit quality	2,246	841	577
Additions (repayments)	(168)	95	107
Methodology and model changes	165	14	(20)
Other items	25	(2)	23
Due from fellow Lloyds Banking Group undertakings	738	1,854
Net carrying amount	5,950	4,852	3,692
Net carrying amount	480,141	474,470
Net carrying amount	5,137	5,325
Total financial assets at amortised cost	491,966	486,501
The Group | Retail - UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 1	0	0
Transfers to Stage 2	0	0
Transfers to Stage 3	0	0
Impact of transfers between stages	0	0
The Group | Loans and advances to banks
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, allowance for expected credit losses	0	1
Exchange and other adjustments	0	(1)
Additions (repayments)	0	0
Charge to the income statement	4
Ending balance, allowance for expected credit losses	4	0	1
The Group | Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, allowance for expected credit losses	3,163	3,020
Exchange and other adjustments	66	312
Impact of transfers between stages	1,366	598
Other changes in credit quality	2,155	832
Additions (repayments)	112	(104)
Methodology and model changes	165	14
Charge to the income statement	3,798	1,340
Advances written off	(1,529)	(1,881)
Recoveries of advances written off in previous years	250	424
Discount unwind	(47)	(52)
Ending balance, allowance for expected credit losses	5,701	3,163	3,020
The Group | Debt securities
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, allowance for expected credit losses	1	2
Exchange and other adjustments	0	(1)
Additions (repayments)	0	0
Ending balance, allowance for expected credit losses	1	1	2
The Group | Retail - UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, allowance for expected credit losses	568	459
Exchange and other adjustments	21	283
Impact of transfers between stages	249	128
Other changes in credit quality	181	(123)
Additions (repayments)	(44)	(127)
Methodology and model changes	90	(44)
Charge to the income statement	476	(166)
Advances written off	(76)	(89)
Recoveries of advances written off in previous years	15	57
Discount unwind	20	24
Ending balance, allowance for expected credit losses	1,024	568	459
The Group | Stage 1
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Total financial assets at amortised cost	426,086	441,129
The Group | Stage 1 | Loans and advances to banks
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, allowance for expected credit losses	0	1
Exchange and other adjustments	0	(1)
Additions (repayments)	0	0
Charge to the income statement	4
Ending balance, allowance for expected credit losses	4	0	1
The Group | Stage 1 | Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, allowance for expected credit losses	669	518
Exchange and other adjustments	0	10
Impact of transfers between stages	(166)	(14)
Other changes in credit quality	838	31
Additions (repayments)	37	91
Methodology and model changes	(31)	33
Charge to the income statement	678	141
Ending balance, allowance for expected credit losses	1,347	669	518
The Group | Stage 1 | Debt securities
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, allowance for expected credit losses	0	0
Exchange and other adjustments	0	0
Additions (repayments)	0	0
Ending balance, allowance for expected credit losses	0	0	0
The Group | Stage 1 | Retail - UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, allowance for expected credit losses	23	37
Exchange and other adjustments	0	0
Impact of transfers between stages	(2)	(16)
Other changes in credit quality	63	6
Additions (repayments)	14	(4)
Methodology and model changes	6	0
Charge to the income statement	81	(14)
Ending balance, allowance for expected credit losses	104	23	37
The Group | Stage 2
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Total financial assets at amortised cost	49,155	27,512
The Group | Stage 2 | Loans and advances to banks
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, allowance for expected credit losses	0	0
Exchange and other adjustments	0	0
Additions (repayments)	0	0
Charge to the income statement	0
Ending balance, allowance for expected credit losses	0	0	0
The Group | Stage 2 | Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, allowance for expected credit losses	993	992
Exchange and other adjustments	2	(9)
Impact of transfers between stages	850	83
Other changes in credit quality	(33)	2
Additions (repayments)	143	(48)
Methodology and model changes	170	(27)
Charge to the income statement	1,130	10
Ending balance, allowance for expected credit losses	2,125	993	992
The Group | Stage 2 | Debt securities
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, allowance for expected credit losses	0	0
Exchange and other adjustments	0	0
Additions (repayments)	0	0
Ending balance, allowance for expected credit losses	0	0	0
The Group | Stage 2 | Retail - UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, allowance for expected credit losses	281	226
Exchange and other adjustments	0	0
Impact of transfers between stages	168	99
Other changes in credit quality	(26)	10
Additions (repayments)	(15)	(20)
Methodology and model changes	60	(34)
Charge to the income statement	187	55
Ending balance, allowance for expected credit losses	468	281	226
The Group | Stage 3
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Total financial assets at amortised cost	4,475	4,288
The Group | Stage 3 | Loans and advances to banks
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, allowance for expected credit losses	0	0
Exchange and other adjustments	0	0
Additions (repayments)	0	0
Charge to the income statement	0
Ending balance, allowance for expected credit losses	0	0	0
The Group | Stage 3 | Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, allowance for expected credit losses	1,359	1,432
Exchange and other adjustments	43	28
Impact of transfers between stages	682	529
Other changes in credit quality	1,183	905
Additions (repayments)	(38)	(60)
Methodology and model changes	26	8
Charge to the income statement	1,853	1,382
Advances written off	(1,490)	(1,827)
Recoveries of advances written off in previous years	250	396
Discount unwind	(47)	(52)
Ending balance, allowance for expected credit losses	1,968	1,359	1,432
The Group | Stage 3 | Debt securities
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, allowance for expected credit losses	1	2
Exchange and other adjustments	0	(1)
Additions (repayments)	0	0
Ending balance, allowance for expected credit losses	1	1	2
The Group | Stage 3 | Retail - UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, allowance for expected credit losses	122	118
Exchange and other adjustments	0	0
Impact of transfers between stages	83	45
Other changes in credit quality	(23)	(33)
Additions (repayments)	(13)	(16)
Methodology and model changes	24	(10)
Charge to the income statement	71	(14)
Advances written off	(37)	(35)
Recoveries of advances written off in previous years	15	29
Discount unwind	20	24
Ending balance, allowance for expected credit losses	191	122	118
The Group | POCI
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Total financial assets at amortised cost	12,250	13,572
The Group | POCI | Loans and advances to banks
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, allowance for expected credit losses	0	0
Exchange and other adjustments	0	0
Additions (repayments)	0	0
Charge to the income statement	0
Ending balance, allowance for expected credit losses	0	0	0
The Group | POCI | Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, allowance for expected credit losses	142	78
Exchange and other adjustments	21	283
Other changes in credit quality	167	(106)
Additions (repayments)	(30)	(87)
Methodology and model changes	0	0
Charge to the income statement	137	(193)
Advances written off	(39)	(54)
Recoveries of advances written off in previous years	0	28
Discount unwind	0	0
Ending balance, allowance for expected credit losses	261	142	78
The Group | POCI | Debt securities
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, allowance for expected credit losses	0	0
Exchange and other adjustments	0	0
Additions (repayments)	0	0
Ending balance, allowance for expected credit losses	0	0	0
The Group | POCI | Retail - UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, allowance for expected credit losses	142	78
Exchange and other adjustments	21	283
Other changes in credit quality	167	(106)
Additions (repayments)	(30)	(87)
Methodology and model changes	0	0
Charge to the income statement	137	(193)
Advances written off	(39)	(54)
Recoveries of advances written off in previous years	0	28
Discount unwind	0	0
Ending balance, allowance for expected credit losses	261	142	78
The Group | Loans and advances to banks
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, loans and advances to banks	4,852	3,693
Beginning balance, allowance for expected credit losses	0
Exchange and other adjustments	(25)	(125)
Additions (repayments)	1,127	1,284
Ending balance, loans and advances to banks	5,954	4,852	3,693
Ending balance, allowance for expected credit losses	4	0
Net carrying amount	5,950	4,852
The Group | Stage 2 | Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	0	0
The Group | Stage 2 | Retail - UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	0	0
The Group | Stage 2 | Stage 1 | Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	(217)	(53)
The Group | Stage 2 | Stage 1 | Retail - UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	(4)	(13)
The Group | Stage 2 | Stage 2 | Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	267	92
The Group | Stage 2 | Stage 2 | Retail - UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	22	33
The Group | Stage 2 | Stage 3 | Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	(50)	(39)
The Group | Stage 2 | Stage 3 | Retail - UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	(18)	(20)
The Group | Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, loans and advances to customers	477,633	467,064
Beginning balance, allowance for expected credit losses	3,163
Exchange and other adjustments	831	(47)
Additions (repayments)	8,657	8,379
Acquisition of portfolios		3,694
Impact of transfers between stages	0	0
Advances written off	(1,529)	(1,881)
Recoveries of advances written off in previous years	250	424
Ending balance, allowance for expected credit losses	5,701	3,163
Ending balance, loans and advances to customers	485,842	477,633	467,064
Net carrying amount	480,141	474,470
The Group | Loans and advances to customers | Stage 2
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 2	0	0
The Group | Loans and advances to customers | Stage 1
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 1	0	0
The Group | Loans and advances to customers | Stage 3
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 3	0	0
The Group | Stage 1 | Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	0	0
The Group | Stage 1 | Retail - UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	0	0
The Group | Stage 1 | Stage 1 | Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	144	229
The Group | Stage 1 | Stage 1 | Retail - UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	17	17
The Group | Stage 1 | Stage 2 | Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	(141)	(222)
The Group | Stage 1 | Stage 2 | Retail - UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	(17)	(17)
The Group | Stage 1 | Stage 3 | Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	(3)	(7)
The Group | Stage 1 | Stage 3 | Retail - UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	0	0
The Group | Stage 3 | Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	0	0
The Group | Stage 3 | Retail - UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	0	0
The Group | Stage 3 | Stage 1 | Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	(9)	(15)
The Group | Stage 3 | Stage 1 | Retail - UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	0	(5)
The Group | Stage 3 | Stage 2 | Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	(156)	(140)
The Group | Stage 3 | Stage 2 | Retail - UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	(35)	(21)
The Group | Stage 3 | Stage 3 | Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	165	155
The Group | Stage 3 | Stage 3 | Retail - UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	35	26
The Group | Impact of transfers between stages | Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	1,366	598
The Group | Impact of transfers between stages | Retail - UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	249	128
The Group | Impact of transfers between stages | Stage 1 | Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	(84)	(175)
The Group | Impact of transfers between stages | Stage 1 | Retail - UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	(15)	(15)
The Group | Impact of transfers between stages | Stage 2 | Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	880	353
The Group | Impact of transfers between stages | Stage 2 | Retail - UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	198	104
The Group | Impact of transfers between stages | Stage 3 | Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	570	420
The Group | Impact of transfers between stages | Stage 3 | Retail - UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	66	39
The Group | Debt securities
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, debt securities	5,326	5,097
Beginning balance, allowance for expected credit losses	1
Exchange and other adjustments	(17)	(91)
Additions (repayments)	(171)	320
Ending balance, allowance for expected credit losses	1	1
Ending balance, debt securities	5,138	5,326	5,097
Net carrying amount	5,137	5,325
The Bank
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Exchange and other adjustments	(1)	(6)	82
Due from fellow Lloyds Banking Group undertakings	128,771	202,277
Net carrying amount	5,656	4,453	3,153
Net carrying amount	178,269	177,569
Net carrying amount	4,315	5,241
Total financial assets at amortised cost	317,011	389,540
The Bank | Loans and advances to banks
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, allowance for expected credit losses	0	1
Exchange and other adjustments	0	(1)
Additions (repayments)	0	0
Charge to the income statement	4
Ending balance, allowance for expected credit losses	4	0	1
The Bank | Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, allowance for expected credit losses	1,173	1,534
Exchange and other adjustments	23	(32)
Impact of transfers between stages	602	258
Other changes in credit quality	818	233
Additions (repayments)	153	(43)
Methodology and model changes	165	14
Charge to the income statement	1,738	462
Advances written off	(708)	(911)
Recoveries of advances written off in previous years	86	152
Discount unwind	(31)	(32)
Ending balance, allowance for expected credit losses	2,281	1,173	1,534
The Bank | Debt securities
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, allowance for expected credit losses	0	0
Exchange and other adjustments	0	0
Additions (repayments)	1	0
Ending balance, allowance for expected credit losses	1	0	0
The Bank | Stage 1
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Total financial assets at amortised cost	294,342	377,409
The Bank | Stage 1 | Loans and advances to banks
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, allowance for expected credit losses	0	1
Exchange and other adjustments	0	(1)
Additions (repayments)	0	0
Charge to the income statement	4
Ending balance, allowance for expected credit losses	4	0	1
The Bank | Stage 1 | Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, allowance for expected credit losses	238	209
Exchange and other adjustments	0	1
Impact of transfers between stages	(35)	(7)
Other changes in credit quality	382	(11)
Additions (repayments)	35	13
Methodology and model changes	(31)	33
Charge to the income statement	351	28
Ending balance, allowance for expected credit losses	589	238	209
The Bank | Stage 1 | Debt securities
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, allowance for expected credit losses	0	0
Exchange and other adjustments	0	0
Additions (repayments)	1	0
Ending balance, allowance for expected credit losses	1	0	0
The Bank | Stage 2
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Total financial assets at amortised cost	20,520	10,246
The Bank | Stage 2 | Loans and advances to banks
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, allowance for expected credit losses	0	0
Exchange and other adjustments	0
Additions (repayments)	0	0
Charge to the income statement	0
Ending balance, allowance for expected credit losses	0	0	0
The Bank | Stage 2 | Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, allowance for expected credit losses	435	502
Exchange and other adjustments	0	0
Impact of transfers between stages	275	(17)
Other changes in credit quality	(43)	18
Additions (repayments)	137	(41)
Methodology and model changes	170	(27)
Charge to the income statement	539	(67)
Ending balance, allowance for expected credit losses	974	435	502
The Bank | Stage 2 | Debt securities
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, allowance for expected credit losses	0	0
Exchange and other adjustments	0	0
Additions (repayments)	0	0
Ending balance, allowance for expected credit losses	0	0	0
The Bank | Stage 3
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Total financial assets at amortised cost	2,149	1,885
The Bank | Stage 3 | Loans and advances to banks
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, allowance for expected credit losses	0	0
Exchange and other adjustments	0
Additions (repayments)	0	0
Charge to the income statement	0
Ending balance, allowance for expected credit losses	0	0	0
The Bank | Stage 3 | Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, allowance for expected credit losses	500	823
Exchange and other adjustments	23	(33)
Impact of transfers between stages	362	282
Other changes in credit quality	479	226
Additions (repayments)	(19)	(15)
Methodology and model changes	26	8
Charge to the income statement	848	501
Advances written off	(708)	(911)
Recoveries of advances written off in previous years	86	152
Discount unwind	(31)	(32)
Ending balance, allowance for expected credit losses	718	500	823
The Bank | Stage 3 | Debt securities
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, allowance for expected credit losses	0	0
Exchange and other adjustments	0	0
Additions (repayments)	0	0
Ending balance, allowance for expected credit losses	0	0	0
The Bank | Loans and advances to banks
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, loans and advances to banks	4,453	3,154
Beginning balance, allowance for expected credit losses	0
Exchange and other adjustments	(19)	(105)
Additions (repayments)	1,226	1,404
Ending balance, loans and advances to banks	5,660	4,453	3,154
Ending balance, allowance for expected credit losses	4	0
Net carrying amount	5,656	4,453
The Bank | Stage 2 | Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	0	0
The Bank | Stage 2 | Stage 1 | Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	(49)	(17)
The Bank | Stage 2 | Stage 2 | Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	66	33
The Bank | Stage 2 | Stage 3 | Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	(17)	(16)
The Bank | Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, loans and advances to customers	178,742	173,849
Beginning balance, allowance for expected credit losses	1,173
Exchange and other adjustments	(181)	(339)
Additions (repayments)	2,611	5,991
Impact of transfers between stages	0	0
Advances written off	(708)	(911)
Recoveries of advances written off in previous years	86	152
Ending balance, allowance for expected credit losses	2,281	1,173
Ending balance, loans and advances to customers	180,550	178,742	173,849
Net carrying amount	178,269	177,569
The Bank | Loans and advances to customers | Stage 2
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 2	0	0
The Bank | Loans and advances to customers | Stage 1
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 1	0	0
The Bank | Loans and advances to customers | Stage 3
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 3	0	0
The Bank | Stage 1 | Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	0	0
The Bank | Stage 1 | Stage 1 | Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	73	113
The Bank | Stage 1 | Stage 2 | Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	(72)	(109)
The Bank | Stage 1 | Stage 3 | Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	(1)	(4)
The Bank | Stage 3 | Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	0	0
The Bank | Stage 3 | Stage 1 | Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	(10)	(7)
The Bank | Stage 3 | Stage 2 | Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	(59)	(68)
The Bank | Stage 3 | Stage 3 | Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	69	75
The Bank | Impact of transfers between stages | Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	602	258
The Bank | Impact of transfers between stages | Stage 1 | Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	(49)	(96)
The Bank | Impact of transfers between stages | Stage 2 | Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	340	127
The Bank | Impact of transfers between stages | Stage 3 | Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	311	227
The Bank | Debt securities
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, debt securities	5,241	4,960
Beginning balance, allowance for expected credit losses	0
Exchange and other adjustments	(16)	(91)
Additions (repayments)	(909)	372
Ending balance, allowance for expected credit losses	1	0
Ending balance, debt securities	4,316	5,241	4,960
Net carrying amount	4,315	5,241
Stage 1 | The Group | Retail - UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, allowance for expected credit losses	23
Beginning balance, retail mortgages	257,043	257,797
Exchange and other adjustments	0	(1)
Additions (repayments)	8,619	799
Acquisition of portfolios		3,694
Impact of transfers between stages	(14,244)	(5,246)
Ending balance, allowance for expected credit losses	104	23
Ending balance, retail mortgages	251,418	257,043	257,797
Net carrying amount	251,314	257,020
Stage 1 | The Group | Stage 2 | Retail - UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 2	(16,463)	(7,879)
Stage 1 | The Group | Stage 1 | Retail - UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 1	2,418	3,060
Stage 1 | The Group | Stage 3 | Retail - UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 3	(199)	(427)
Stage 1 | The Group | Loans and advances to banks
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, loans and advances to banks	4,852	3,691
Beginning balance, allowance for expected credit losses	0
Exchange and other adjustments	(25)	(125)
Additions (repayments)	1,127	1,286
Ending balance, loans and advances to banks	5,954	4,852	3,691
Ending balance, allowance for expected credit losses	4	0
Net carrying amount	5,950	4,852
Stage 1 | The Group | Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, loans and advances to customers	429,767	420,968
Beginning balance, allowance for expected credit losses	669
Exchange and other adjustments	1,013	(312)
Additions (repayments)	9,989	13,690
Acquisition of portfolios		3,694
Impact of transfers between stages	(25,161)	(8,273)
Ending balance, allowance for expected credit losses	1,347	669
Ending balance, loans and advances to customers	415,608	429,767	420,968
Net carrying amount	414,261	429,098
Stage 1 | The Group | Loans and advances to customers | Stage 2
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 2	(28,516)	(13,052)
Stage 1 | The Group | Loans and advances to customers | Stage 1
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 1	4,970	6,318
Stage 1 | The Group | Loans and advances to customers | Stage 3
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 3	(1,615)	(1,539)
Stage 1 | The Group | Debt securities
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, debt securities	5,325	5,095
Beginning balance, allowance for expected credit losses	0
Exchange and other adjustments	(17)	(90)
Additions (repayments)	(171)	320
Ending balance, allowance for expected credit losses	0	0
Ending balance, debt securities	5,137	5,325	5,095
Net carrying amount	5,137	5,325
Stage 1 | The Bank | Loans and advances to banks
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, loans and advances to banks	4,453	3,154
Beginning balance, allowance for expected credit losses	0
Exchange and other adjustments	(19)	(105)
Additions (repayments)	1,226	1,404
Ending balance, loans and advances to banks	5,660	4,453	3,154
Ending balance, allowance for expected credit losses	4	0
Net carrying amount	5,656	4,453
Stage 1 | The Bank | Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, loans and advances to customers	165,676	160,379
Beginning balance, allowance for expected credit losses	238
Exchange and other adjustments	40	(325)
Additions (repayments)	1,231	7,702
Impact of transfers between stages	(10,758)	(2,080)
Ending balance, allowance for expected credit losses	589	238
Ending balance, loans and advances to customers	156,189	165,676	160,379
Net carrying amount	155,600	165,438
Stage 1 | The Bank | Loans and advances to customers | Stage 2
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 2	(11,777)	(4,236)
Stage 1 | The Bank | Loans and advances to customers | Stage 1
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 1	1,974	2,805
Stage 1 | The Bank | Loans and advances to customers | Stage 3
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 3	(955)	(649)
Stage 1 | The Bank | Debt securities
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, debt securities	5,241	4,960
Beginning balance, allowance for expected credit losses	0
Exchange and other adjustments	(16)	(91)
Additions (repayments)	(909)	372
Ending balance, allowance for expected credit losses	1	0
Ending balance, debt securities	4,316	5,241	4,960
Net carrying amount	4,315	5,241
Stage 2 | The Group | Retail - UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, allowance for expected credit losses	281
Beginning balance, retail mortgages	16,935	13,654
Exchange and other adjustments	0	0
Additions (repayments)	(1,411)	(1,432)
Acquisition of portfolios		0
Impact of transfers between stages	13,494	4,713
Ending balance, allowance for expected credit losses	468	281
Ending balance, retail mortgages	29,018	16,935	13,654
Net carrying amount	28,550	16,654
Stage 2 | The Group | Stage 2 | Retail - UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 2	16,882	8,242
Stage 2 | The Group | Stage 1 | Retail - UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 1	(2,414)	(3,057)
Stage 2 | The Group | Stage 3 | Retail - UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 3	(974)	(472)
Stage 2 | The Group | Loans and advances to banks
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, loans and advances to banks	0	2
Beginning balance, allowance for expected credit losses	0
Exchange and other adjustments	0	0
Additions (repayments)	0	(2)
Ending balance, loans and advances to banks	0	0	2
Ending balance, allowance for expected credit losses	0	0
Net carrying amount	0	0
Stage 2 | The Group | Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, loans and advances to customers	28,505	25,308
Beginning balance, allowance for expected credit losses	993
Exchange and other adjustments	24	(44)
Additions (repayments)	578	(2,520)
Acquisition of portfolios		0
Impact of transfers between stages	22,173	5,761
Ending balance, allowance for expected credit losses	2,125	993
Ending balance, loans and advances to customers	51,280	28,505	25,308
Net carrying amount	49,155	27,512
Stage 2 | The Group | Loans and advances to customers | Stage 2
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 2	29,128	13,484
Stage 2 | The Group | Loans and advances to customers | Stage 1
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 1	(4,954)	(6,286)
Stage 2 | The Group | Loans and advances to customers | Stage 3
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 3	(2,001)	(1,437)
Stage 2 | The Group | Debt securities
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, debt securities	0	0
Beginning balance, allowance for expected credit losses	0
Exchange and other adjustments	0	0
Additions (repayments)	0	0
Ending balance, allowance for expected credit losses	0	0
Ending balance, debt securities	0	0	0
Net carrying amount	0	0
Stage 2 | The Bank | Loans and advances to banks
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, loans and advances to banks	0	0
Beginning balance, allowance for expected credit losses	0
Exchange and other adjustments	0	0
Additions (repayments)	0	0
Ending balance, loans and advances to banks	0	0	0
Ending balance, allowance for expected credit losses	0	0
Net carrying amount	0	0
Stage 2 | The Bank | Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, loans and advances to customers	10,681	11,006
Beginning balance, allowance for expected credit losses	435
Exchange and other adjustments	(1)	(14)
Additions (repayments)	1,592	(1,424)
Impact of transfers between stages	9,222	1,113
Ending balance, allowance for expected credit losses	974	435
Ending balance, loans and advances to customers	21,494	10,681	11,006
Net carrying amount	20,520	10,246
Stage 2 | The Bank | Loans and advances to customers | Stage 2
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 2	12,089	4,455
Stage 2 | The Bank | Loans and advances to customers | Stage 1
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 1	(1,967)	(2,782)
Stage 2 | The Bank | Loans and advances to customers | Stage 3
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 3	(900)	(560)
Stage 2 | The Bank | Debt securities
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, debt securities	0	0
Beginning balance, allowance for expected credit losses	0
Exchange and other adjustments	0	0
Additions (repayments)	0	0
Ending balance, allowance for expected credit losses	0	0
Ending balance, debt securities	0	0	0
Net carrying amount	0	0
Stage 3 | The Group | Retail - UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, allowance for expected credit losses	122
Beginning balance, retail mortgages	1,506	1,393
Exchange and other adjustments	0	2
Additions (repayments)	(375)	(416)
Acquisition of portfolios		0
Impact of transfers between stages	750	533
Advances written off	(37)	(35)
Recoveries of advances written off in previous years	15	29
Ending balance, allowance for expected credit losses	191	122
Ending balance, retail mortgages	1,859	1,506	1,393
Net carrying amount	1,668	1,384
Stage 3 | The Group | Stage 2 | Retail - UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 2	(419)	(363)
Stage 3 | The Group | Stage 1 | Retail - UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 1	(4)	(3)
Stage 3 | The Group | Stage 3 | Retail - UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 3	1,173	899
Stage 3 | The Group | Loans and advances to banks
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, loans and advances to banks	0	0
Beginning balance, allowance for expected credit losses	0
Exchange and other adjustments	0	0
Additions (repayments)	0	0
Ending balance, loans and advances to banks	0	0	0
Ending balance, allowance for expected credit losses	0	0
Net carrying amount	0	0
Stage 3 | The Group | Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, loans and advances to customers	5,647	5,397
Beginning balance, allowance for expected credit losses	1,359
Exchange and other adjustments	(198)	26
Additions (repayments)	(754)	(857)
Acquisition of portfolios		0
Impact of transfers between stages	2,988	2,512
Advances written off	(1,490)	(1,827)
Recoveries of advances written off in previous years	250	396
Ending balance, allowance for expected credit losses	1,968	1,359
Ending balance, loans and advances to customers	6,443	5,647	5,397
Net carrying amount	4,475	4,288
Stage 3 | The Group | Loans and advances to customers | Stage 2
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 2	(612)	(432)
Stage 3 | The Group | Loans and advances to customers | Stage 1
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 1	(16)	(32)
Stage 3 | The Group | Loans and advances to customers | Stage 3
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 3	3,616	2,976
Stage 3 | The Group | Debt securities
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, debt securities	1	2
Beginning balance, allowance for expected credit losses	1
Exchange and other adjustments	0	(1)
Additions (repayments)	0	0
Ending balance, allowance for expected credit losses	1	1
Ending balance, debt securities	1	1	2
Net carrying amount	0	0
Stage 3 | The Bank | Loans and advances to banks
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, loans and advances to banks	0	0
Beginning balance, allowance for expected credit losses	0
Exchange and other adjustments	0	0
Additions (repayments)	0	0
Ending balance, loans and advances to banks	0	0	0
Ending balance, allowance for expected credit losses	0	0
Net carrying amount	0	0
Stage 3 | The Bank | Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, loans and advances to customers	2,385	2,464
Beginning balance, allowance for expected credit losses	500
Exchange and other adjustments	(220)	0
Additions (repayments)	(212)	(287)
Impact of transfers between stages	1,536	967
Advances written off	(708)	(911)
Recoveries of advances written off in previous years	86	152
Ending balance, allowance for expected credit losses	718	500
Ending balance, loans and advances to customers	2,867	2,385	2,464
Net carrying amount	2,149	1,885
Stage 3 | The Bank | Loans and advances to customers | Stage 2
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 2	(312)	(219)
Stage 3 | The Bank | Loans and advances to customers | Stage 1
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 1	(7)	(23)
Stage 3 | The Bank | Loans and advances to customers | Stage 3
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 3	1,855	1,209
Stage 3 | The Bank | Debt securities
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, debt securities	0	0
Beginning balance, allowance for expected credit losses	0
Exchange and other adjustments	0	0
Additions (repayments)	0	0
Ending balance, allowance for expected credit losses	0	0
Ending balance, debt securities	0	0	0
Net carrying amount	0	0
POCI | The Group | Retail - UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, allowance for expected credit losses	142
Beginning balance, retail mortgages	13,714	15,391
Exchange and other adjustments	(8)	283
Additions (repayments)	(1,156)	(1,934)
Acquisition of portfolios		0
Advances written off	(39)	(54)
Recoveries of advances written off in previous years	0	28
Ending balance, allowance for expected credit losses	261	142
Ending balance, retail mortgages	12,511	13,714	15,391
Net carrying amount	12,250	13,572
POCI | The Group | Loans and advances to banks
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, loans and advances to banks	0	0
Beginning balance, allowance for expected credit losses	0
Exchange and other adjustments	0	0
Additions (repayments)	0	0
Ending balance, loans and advances to banks	0	0	0
Ending balance, allowance for expected credit losses	0	0
Net carrying amount	0	0
POCI | The Group | Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, loans and advances to customers	13,714	15,391
Beginning balance, allowance for expected credit losses	142
Exchange and other adjustments	(8)	283
Additions (repayments)	(1,156)	(1,934)
Acquisition of portfolios		0
Advances written off	(39)	(54)
Recoveries of advances written off in previous years	0	28
Ending balance, allowance for expected credit losses	261	142
Ending balance, loans and advances to customers	12,511	13,714	15,391
Net carrying amount	12,250	13,572
POCI | The Group | Debt securities
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, debt securities	0	0
Beginning balance, allowance for expected credit losses	0
Exchange and other adjustments	0	0
Additions (repayments)	0	0
Ending balance, allowance for expected credit losses	0	0
Ending balance, debt securities	0	0	0
Net carrying amount	0	0
Due from fellow Lloyds Banking Group undertakings | The Group
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, allowance for expected credit losses	43
Ending balance, allowance for expected credit losses	0	43
Due from fellow Lloyds Banking Group undertakings	738	1,897
Net carrying amount	738	1,854
Due from fellow Lloyds Banking Group undertakings | The Group | Stage 1
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, allowance for expected credit losses	0
Ending balance, allowance for expected credit losses	0	0
Due from fellow Lloyds Banking Group undertakings	738	1,854
Net carrying amount	738	1,854
Due from fellow Lloyds Banking Group undertakings | The Group | Stage 2
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, allowance for expected credit losses	0
Ending balance, allowance for expected credit losses	0	0
Due from fellow Lloyds Banking Group undertakings	0	0
Net carrying amount	0	0
Due from fellow Lloyds Banking Group undertakings | The Group | Stage 3
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, allowance for expected credit losses	43
Ending balance, allowance for expected credit losses	0	43
Due from fellow Lloyds Banking Group undertakings	0	43
Net carrying amount	0	0
Due from fellow Lloyds Banking Group undertakings | The Group | POCI
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, allowance for expected credit losses	0
Ending balance, allowance for expected credit losses	0	0
Due from fellow Lloyds Banking Group undertakings	0	0
Net carrying amount	0	0
Due from fellow Lloyds Banking Group undertakings | The Bank
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, allowance for expected credit losses	73
Ending balance, allowance for expected credit losses	27	73
Due from fellow Lloyds Banking Group undertakings	128,798	202,350
Net carrying amount	128,771	202,277
Due from fellow Lloyds Banking Group undertakings | The Bank | Stage 1
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, allowance for expected credit losses	18
Ending balance, allowance for expected credit losses	20	18
Due from fellow Lloyds Banking Group undertakings	128,791	202,295
Net carrying amount	128,771	202,277
Due from fellow Lloyds Banking Group undertakings | The Bank | Stage 2
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, allowance for expected credit losses	0
Ending balance, allowance for expected credit losses	0	0
Due from fellow Lloyds Banking Group undertakings	0	0
Net carrying amount	0	0
Due from fellow Lloyds Banking Group undertakings | The Bank | Stage 3
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, allowance for expected credit losses	55
Ending balance, allowance for expected credit losses	7	55
Due from fellow Lloyds Banking Group undertakings	7	55
Net carrying amount	0	0
Retail - UK mortgages | The Group
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, allowance for expected credit losses	568
Beginning balance, retail mortgages	289,198	288,235
Exchange and other adjustments	(8)	284
Additions (repayments)	5,677	(2,983)
Acquisition of portfolios		3,694
Advances written off	(76)	(89)
Recoveries of advances written off in previous years	15	57
Ending balance, allowance for expected credit losses	1,024	568
Ending balance, retail mortgages	294,806	289,198	£ 288,235
Net carrying amount	£ 293,782	£ 288,630